UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)

Common Stocks 94.5%
Australia 2.2%
IOOF Holdings Ltd.	1,758,241	5,489,203
Newcrest Mining Ltd.	164,900	4,364,851
Telstra Corp., Ltd.	5,105,600	12,731,813

(Cost $28,304,344)		22,585,867
Austria 0.4%
Flughafen Wien AG (a) (Cost $10,284,891)	107,063	4,142,844
Belgium 1.1%
Anheuser-Busch InBev NV (Cost $9,375,892)	319,845	11,304,911
Bermuda 0.7%
Lazard Ltd. "A" (Cost $7,280,521)	272,945	7,718,885

Brazil 3.0%
All America Latina Logistica (Units)	902,200	5,282,244
Redecard SA	32,200	470,661
Santos Brasil Participacoes SA (Units)	2,532,300	12,869,994
SLC Agricola SA	1,133,500	9,130,908
Vale SA (ADR)	173,200	3,316,780

(Cost $51,954,689)		31,070,587
Canada 0.9%
Goldcorp, Inc.	89,200	3,525,514
Viterra, Inc.*	647,000	5,481,795

(Cost $11,126,183)		9,007,309
China 1.1%
Industrial & Commercial Bank of China Ltd. "H" (Cost $8,489,821)	17,557,000	11,049,755
Cyprus 0.3%
Globaltrans Investment PLC (GDR) 144A* (Cost $9,396,028)	668,500	3,008,250
Finland 0.6%
Sampo Oyj "A" (Cost $5,270,912)	325,118	6,141,549
France 0.8%
Total SA (a) (Cost $7,068,926)	136,153	7,881,012
Germany 9.2%
Allianz SE (Registered) (a)	95,835	9,447,461
Commerzbank AG* (a)	969,100	7,645,866
Daimler AG (Registered)	183,000	6,711,630
Deutsche Lufthansa AG (Registered) (a)	736,800	10,206,479
Deutsche Post AG (Registered)	707,200	9,783,006
Deutsche Telekom AG (Registered) (a)	1,216,000	13,984,963
E.ON AG	533,500	18,863,132
Fresenius Medical Care AG & Co. KGaA	242,800	10,176,513
Siemens AG (Registered)	112,900	8,246,069

(Cost $91,131,543)		95,065,119
Hong Kong 2.5%
China Mobile Ltd.	710,500	6,947,609
China Mobile Ltd. (ADR)	144,600	7,115,766
GOME Electrical Appliances Holdings Ltd. (b)	33,282,000	6,505,679
Hongkong & Shanghai Hotels Ltd.	5,674,728	5,160,087

(Cost $40,769,841)		25,729,141
India 0.7%
Bharat Electronics Ltd.	58,689	1,670,385
Infosys Technologies Ltd.	170,900	5,826,745

(Cost $6,088,541)		7,497,130
Israel 1.2%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $10,552,488)	261,300	12,113,868
Italy 1.4%
Gemina SpA*	8,065,192	6,042,988
Parmalat SpA	3,420,373	8,480,616

(Cost $19,620,684)		14,523,604

Japan 6.9%
Mitsubishi Estate Co., Ltd.	523,000	8,624,299
Mitsubishi UFJ Financial Group, Inc.	1,065,100	6,721,114
Mitsui & Co., Ltd.	869,000	11,034,738
Mitsui Fudosan Co., Ltd.	616,000	10,290,371
NTT DoCoMo, Inc.	4,261	6,369,678
Seven & I Holdings Co., Ltd.	194,000	4,697,393
Shin-Etsu Chemical Co., Ltd.	142,500	7,476,730
Toyota Motor Corp.	415,100	16,628,849

(Cost $64,670,072)		71,843,172
Kazakhstan 0.1%
Kazakhstan Kagazy PLC (GDR) 144A*	2,552,100	153,126
Steppe Cement Ltd.* (a)	1,803,936	1,197,878

(Cost $22,667,964)		1,351,004
Luxembourg 1.6%
ArcelorMittal (a)	293,737	9,787,375
Millicom International Cellular SA*	116,800	7,089,760

(Cost $12,286,999)		16,877,135
Malaysia 0.7%
AMMB Holdings Bhd. (Cost $5,994,270)	7,716,800	7,310,246
Mexico 0.6%
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR)	108,577	2,287,717
Grupo Financiero Banorte SAB de CV "O"	1,555,800	3,661,540

(Cost $4,993,985)		5,949,257
Netherlands 2.6%
QIAGEN NV* (a)	886,900	15,768,309
Royal Dutch Shell PLC "A"	398,189	10,728,727

(Cost $23,520,001)		26,497,036
Panama 0.6%
Copa Holdings SA "A" (Cost $6,158,761)	180,400	6,281,528
Russia 0.8%
Far Eastern Shipping Co.*	9,976,000	2,593,760
Globaltrans Investment PLC (GDR) REG S*	138,300	622,350
Novorossiysk Sea Trade Port (GDR) 144A	557,250	5,238,150

(Cost $21,771,104)		8,454,260
Singapore 0.2%
Food Empire Holdings Ltd. (Cost $5,957,624)	11,289,600	2,508,740
South Africa 0.9%
AngloGold Ashanti Ltd.	118,288	5,066,617
Gold Fields Ltd.	322,100	4,410,808

(Cost $7,105,102)		9,477,425
Spain 0.5%
Grifols SA (Cost $4,396,970)	296,815	5,353,003
Switzerland 4.2%
Julius Baer Holding AG (Registered)	183,779	7,830,516
Nestle SA (Registered)	602,195	21,882,860
Roche Holding AG (Genusschein)	56,663	7,732,317

UBS AG (Registered)*	420,500	6,320,115

(Cost $39,141,778)		43,765,808
Taiwan 0.7%
Asustek Computer, Inc. (Cost $6,467,566)	5,151,000	7,292,731
Thailand 0.5%
Seamico Securities PCL (Foreign Registered)	24,990,000	1,391,166
Siam City Bank PCL (Foreign Registered)	8,313,900	3,368,208

(Cost $6,949,247)		4,759,374
Turkey 0.5%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $5,013,289)	382,500	5,091,075
United Kingdom 6.1%
Aberdeen Asset Management PLC	3,341,545	7,076,046
BAE Systems PLC	1,320,256	7,333,237
BHP Billiton PLC	308,529	7,391,297
GlaxoSmithKline PLC	778,336	13,119,391
Imperial Tobacco Group PLC	361,540	9,396,958
Rio Tinto PLC	94,927	4,300,621
Standard Chartered PLC	342,627	6,997,765
Vodafone Group PLC	3,777,663	7,109,167

(Cost $56,737,066)		62,724,482
United States 40.9%
Anadarko Petroleum Corp. (a)	272,200	13,005,716
Apache Corp. (a)	125,000	10,532,500
Apple, Inc.* (a)	55,700	7,564,617
Bank of America Corp.	1,670,600	18,827,662
Berkshire Hathaway, Inc. "A"* (a)	101	9,251,600
Carnival Corp. (Units)	205,800	5,235,552
Central European Distribution Corp.* (a) (c)	103,329	2,600,791
ConocoPhillips (a)	182,900	8,384,136
CSX Corp.	222,900	7,079,304
CVS Caremark Corp. (a)	630,200	18,779,960
Dell, Inc.*	498,500	5,772,630
Devon Energy Corp. (a)	130,600	8,259,144
Expedia, Inc.* (a)	468,900	8,116,659
ExxonMobil Corp. (a)	305,700	21,200,295
General Electric Co.	726,200	9,789,176
Google, Inc. "A"* (a)	22,550	9,408,536
Hess Corp. (a)	155,000	10,321,450
Hewlett-Packard Co. (a)	340,000	11,679,000
Illumina, Inc.*	111,100	4,078,481
Kellogg Co. (a)	239,100	10,341,075
Laboratory Corp. of America Holdings* (a)	221,700	13,514,832
Life Technologies Corp.*	382,955	14,850,995
Mattel, Inc. (a)	461,514	7,204,234
McDonald's Corp. (a)	314,100	18,528,759
Microsoft Corp.	714,600	14,927,994
Monsanto Co. (a)	165,400	13,587,610
Morgan Stanley	402,000	12,188,640
Mylan, Inc.* (a)	1,149,800	15,188,858
Myriad Genetics, Inc.* (a)	230,300	8,327,648
Oracle Corp.	235,900	4,621,281
Owens-Illinois, Inc.*	356,600	10,209,458
Pfizer, Inc. (a)	1,135,300	17,245,207

Philip Morris International, Inc.	226,800	9,670,752
State Street Corp. (a)	161,300	7,492,385
The Blackstone Group LP	364,300	3,989,085
The Procter & Gamble Co. (a)	171,200	8,892,128
Union Pacific Corp. (a)	205,700	10,134,839
Wal-Mart Stores, Inc.	137,100	6,819,354
Walt Disney Co. (a)	354,500	8,585,990
Williams Companies, Inc. (a)	488,400	8,195,352
XTO Energy, Inc. (a)	41,568	1,777,863
Yahoo!, Inc.* (a)	435,900	6,904,656

(Cost $385,440,096)		423,086,204

Total Common Stocks (Cost $995,987,198)		977,462,311
Participatory Notes 1.1%
Commercial International Bank (issuer Merrill Lynch International & Co.), Expiration Date 5/9/2011*	16,943	137,238
Doha Bank QSC (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	59,822	586,854
Dubai Financial Market (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	1,472,447	590,451
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2010*	141,800	6,005,230
Mobile Telecommunications Co. (issuer Merrill Lynch International & Co.), Expiration Date 12/6/2010*	219,400	721,519
National Bank of Abu Dhabi (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010*	137,100	349,605
Oil & Gas Development Co., Ltd. (issuer Merrill Lynch International & Co.), 144A, Expiration Date 10/18/2011*	2,250,600	2,211,665
Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	10,565	268,851
Qatar National Bank (issuer Merrill Lynch International & Co.), Expiration Date 7/26/2010*	19,323	578,865

Total Participatory Notes (Cost $20,183,994)		11,450,278
	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	444,831
	Shares	Value ($)

Exchange-Traded Fund 2.0%
United States
iShares Nasdaq Biotechnology Index Fund (a) (Cost $21,361,150)	301,100	20,387,481
	Contracts	Value ($)

Call Options Purchased 0.0%
United States
General Electric Co. Expiration Date 1/16/2010, Strike Price $30.0 (Cost $2,962,120)	7,100	35,500

	Shares	Value ($)

Securities Lending Collateral 25.9%
Daily Assets Fund Institutional, 0.53% (d) (e) (Cost $267,574,155)	267,574,155	267,574,155
Cash Equivalents 3.0%
Cash Management QP Trust, 0.39% (d) (Cost $31,075,982)	31,075,982	31,075,982
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,339,144,599) †	126.5	1,308,430,538
Other Assets and Liabilities, Net (a)	(26.5)	(274,500,552)

Net Assets	100.0	1,033,929,986

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,386,871,529. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $78,440,991. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $110,520,457 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $188,961,448.

(a)

All or a portion of these securities were on loan amounting to $261,331,742. In addition, included in other assets and liabilities, net are pending sales, amounting to $3,876,308, that is also on loan. The value of all securities loaned at May 31, 2009 amounted to $265,208,050 which is 25.6% of net assets.

(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2009, the DWS Global Thematic Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks, Participatory Notes & Options Purchased
Financials	177,081,720	17.9%
Health Care	137,469,422	13.9%
Consumer Staples	129,988,241	13.2%
Industrials	123,682,558	12.5%
Energy	102,497,860	10.4%
Consumer Discretionary	82,677,439	8.4%
Materials	74,788,665	7.6%
Information Technology	74,468,851	7.5%
Telecommunication Services	67,161,350	6.7%
Utilities	19,131,983	1.9%

Total	988,948,089	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements

.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 809,463,840
Level 2	492,016,188
Level 3	6,950,510
Total	$ 1,308,430,538

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at May 31, 2009:

Investments in Securities
Balance as of August 31, 2008	$ 509,372
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(7,215,749)
Amortization premium/discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	13,656,887
Balance as of May 31, 2009	$ 6,950,510
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2009	$ (7,215,749)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009